Effects of Derivative Instruments on Consolidated Statements of Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Fair Value Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	¥ (3,047)	¥ 570	¥ (3,378)
Fair Value Hedging | Interest rate contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(2,998)	588	(3,475)
Fair Value Hedging | Foreign exchange contracts | Foreign exchange gain or (loss), net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(49)	(18)	97
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative	171	(108)
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	308	329
Gain or (loss) recognized in income on derivative (ineffective portion)
Cash Flow Hedging | Interest rate contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative	171	(108)
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	308	329
Gain or (loss) recognized in income on derivative (ineffective portion)
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	917	3,660	(8,530)
Not Designated as Hedging Instrument | Interest rate contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(3,303)	(3,332)	(884)
Not Designated as Hedging Instrument | Interest rate contracts | Financial services expenses
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative		32	32
Not Designated as Hedging Instrument | Foreign exchange contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(79)	(1,294)	1,468
Not Designated as Hedging Instrument | Foreign exchange contracts | Foreign exchange gain or (loss), net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	4,324	8,311	(8,779)
Not Designated as Hedging Instrument | Equity Contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative			83
Not Designated as Hedging Instrument | Bond Contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative		44	68
Not Designated as Hedging Instrument | Credit contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	¥ (25)	¥ (101)	¥ (518)